Intangible assets (Tables)	12 Months Ended
Mar. 31, 2024
Intangible assets
Schedule of intangible assets

	At March 31,
	2024	2023	2022
Landing rights	€M	€M	€M

Balance at beginning of year	146.4	146.4	146.4
Balance at end of year	146.4	146.4	146.4